Other assets and liabilities F.4.3. Non-current payables and accruals for capital expenditure (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2023 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2020 USD ($) installment
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure			$ 758	$ 194
Initial payment			572	221
Intangible assets, net			7,798	6,908
Spectrum and Licenses
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure			662	140
Non-current trade payables and accruals for capital expenditures, classified as held for sale				695
Spectrum 40 MHz
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		20 years
Total notional consideration		$ 2,450
Percentage payable in cash		55.00%			55.00%
Percentage to be met by coverage obligations		45.00%
Initial payment					$ 33
Number of payment installments | installment					12
Intangible assets, net					$ 388
Spectrum 1900 MHz
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure			$ 124	$ 239
Total notional consideration	$ 1,140
Future interest commitments, period of recognition	20 years
Initial payment (as a percent)	0.20